Net Loss per Share Attributable to the Company	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company

2. Net loss per share attributable to the Company

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to the Company.

The Company uses the treasury stock method of calculating diluted net loss per share attributable to the Company. For the three months ended March 31, 2023 and 2022, we excluded all potentially dilutive restricted stock units, stock options, warrants and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive. In the fourth quarter of 2022, the Company was notified that 100% of the LLC Units were surrendered by the FTAC Founder and were subsequently canceled.

	For the three months ended March 31,
	2023	2022
Numerator
Net loss attributable to the Company - basic and diluted	$(3,808)	$(1,171,183)

Denominator
Weighted average shares – basic and diluted	60,952,372	60,337,352

Net loss per share attributable to the Company
Basic and diluted	$(0.06)	$(19.41)